Business Combinations - Fair values of assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Feb. 26, 2021	Jul. 24, 2020	Jun. 30, 2020	May 11, 2020	Oct. 15, 2019
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Goodwill	$ 732,666	$ 725,758			$ 645,140
Mindville AB
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents				$ 1,235
Tax receivables, current				166
Prepaid expenses and other current assets				668
Property and equipment, net				52
Right-of-use assets, net				403
Intangible assets				9,600
Goodwill				30,039
Trade and other payables				(492)
Tax liabilities				(23)
Provisions, current				(135)
Deferred revenue				(1,300)
Lease obligations, current				(268)
Deferred tax liabilities				(2,694)
Lease obligations, non-current				(136)
Other non-current liabilities				(669)
Net assets acquired				$ 36,446
Chart.io, Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents			$ 1,035
Trade receivables			266
Prepaid expenses and other current assets			40
Deferred tax assets			3,133
Developed technology			12,400
Goodwill			33,437
Trade and other payables			(674)
Deferred revenue			(682)
Deferred tax liabilities			(3,387)
Net assets acquired			$ 45,568
Code Barrel
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents							$ 1,970
Intangible assets							15,900
Goodwill							23,124
Trade and other payables							(617)
Deferred revenue							(600)
Deferred tax liabilities							(639)
Net assets acquired							$ 39,138
Halp
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents						$ 664
Trade receivables						36
Prepaid expenses and other current assets						22
Deferred tax assets						475
Intangible assets						5,350
Goodwill						12,322
Deferred revenue						(50)
Deferred tax liabilities						(1,237)
Net assets acquired						$ 17,582